Income Taxes (Significant Components of Deferred Tax Assets and Liabilities) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Deferred tax assets:
Investments in affiliates	¥ 110,312	¥ 102,665
Property, plant and equipment and intangible assets	89,680	84,347
Liability for employees' retirement benefits	61,615	56,590
Operating loss carryforwards	42,747	39,031
Accrued liabilities for loyalty programs	29,840	39,363
Deferred revenues regarding "Nikagetsu Kurikoshi," "Zutto Kurikoshi," and "Packet Kurikoshi"	15,820	10,723
Accrued enterprise tax	11,565	6,970
Marketable securities and other investments	11,368	11,358
Inventories	10,170	6,328
Compensated absences	9,876	10,621
Receivables held for sale	8,873	5,434
Allowance for doubtful accounts	6,294	3,654
Accrued bonus	5,389	5,703
Asset retirement obligations	2,417	1,755
Accrued commissions to agent resellers	2,412	1,945
Other	12,714	13,551
Sub-total deferred tax assets	431,092	400,038
Less: Valuation allowance	(17,672)	(48,701)
Total deferred tax assets	413,420	351,337
Deferred tax liabilities:
Investments in affiliates	27,975	26,692
Unrealized holding gains on available-for-sale securities	20,395	26,204
Identifiable intangible assets	5,531	8,590
Other	1,261	3,473
Total deferred tax liabilities	55,162	64,959
Net deferred tax assets	¥ 358,258	¥ 286,378